15. Stock Options and Warrants (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Weighted average remaining term of the warrants	4.25
Share-based compensation arrangement by share-based payment award, Options, Grants in period	7,050,122
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.09
Interest expense, net	$ (1,269,076)	$ (1,023,593)
Grant 1
Share-based compensation arrangement by share-based payment award, Options, Grants in period	650,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.10
Interest expense, net	590,887
Grant 2
Share-based compensation arrangement by share-based payment award, Options, Grants in period	450,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.00
Debt Discount	143,634
Grant 3
Share-based compensation arrangement by share-based payment award, Options, Grants in period	856,977
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.10
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	769,415
Grant 4
Share-based compensation arrangement by share-based payment award, Options, Grants in period	3,669,120
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.10
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	3,333,119
Grant 5
Share-based compensation arrangement by share-based payment award, Options, Grants in period	1,424,025
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.10
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 1,222,001